Accounts receivable and contract assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Accounts receivable and contract assets
7. Accounts receivable and contract assets
The following table presents the accounts receivable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	1,028,004	1,052,631
Credit loss allowance for accounts receivable	(145,699)	(188,725)

Accounts receivable, net	882,305	863,906

The Group evaluates expected credit losses
in 2020 and probable incurred credit losses prior to 2020
of accounts receivable by on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents accounts receivable based on type of borrowers and delinquency as of December 31, 2019 and 2020:

	1-89 days past due	90-119 days p ast due	120-149 days p ast due	150-179 days p ast due	Total past due	Current	Total accounts receivable
December 31, 2019
New borrowers	24,353	7,415	7,048	6,904	45,720	186,855	232,575
Repeat borrowers	66,012	19,599	18,630	17,362	121,603	645,463	767,066
Other	—	—	—	—	—	28,363	28,363

Total	90,365	27,014	25,678	24,266	167,323	860,681	1,028,004

December 31, 2020
New borrowers	6,781	1,672	1,587	1,870	11,910	117,030	128,940
Repeat borrowers	20,105	5,942	5,356	5,458	36,861	756,322	793,183
Other	—	—	—	—	—	130,508	130,508

Total	26,886	7,614	6,943	7,328	48,771	1,003,860	1,052,631

As the average tenor of loans facilitated on the Group’s platform are around 9 months, substantially all of the accounts receivable balance as of December 31, 2020 are originated in 2020.
As disclosed in note 2(l), the Company
writes-off
the accounts receivable and the related allowance when the accounts receivables are delinquent for 180 days or more.
The following table sets forth the movement of credit loss allowance for accounts receivable as of December 31, 2019 and 2020, respectively:

	For the years ended December 31,
	2018	2019	2020
		RMB	RMB
Beginning balance	—	50,544	145,699
Impact of adoption of ASC 606 (Note 2(u))	16,501	—	—
Impact of adoption of ASC 326 (Note 2(b))	—	—	142,077
Provision for accounts receivable	106,652	261,882	124,661
Current period write-off	(72,609)	(166,727)	(223,712)

Ending balance	50,544	145,699	188,725

The following table sets forth the contract assets as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Investment management fee for investment programs	20,555	—

The following table sets forth the movement of contract assets for the years ended December 31, 2019 and 2020:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Beginning balance	112,103	20,555
Recognition of investment management fee	109,423	—
Recognition of contract acquisition cost	—	—
Settlement upon maturity of investment programs	(199,189)	(20,555)
Settlement upon fulfilment of contract	(1,782)	—

Ending balance	20,555	—